UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1.	Schedule of Investments
March 31, 2006 (Unaudited)

		Number of Shares	Value

COMMON STOCK	97.8%
AUSTRALIA	12.6%
DIVERSIFIED	4.6%
General Property Trust		4,635,600	$13,705,927
Mirvac Group		1,894,300	5,763,550
Stockland		2,062,241	9,921,129
			29,390,606
INDUSTRIAL	1.3%
ING Industrial Fund		1,894,325	3,064,893
Macquarie Goodman Group		1,366,600	4,872,178
			7,937,071

OFFICE	1.4%
Investa Property Group		2,690,300	4,160,130
Tishman Speyer Office Fund		2,830,900	4,661,275
			8,821,405

SHOPPING CENTER	5.3%
Westfield Group		2,719,300	33,289,375
TOTAL AUSTRALIA			79,438,457

AUSTRIA	0.7%
DIVERSIFIED
Immofinanz Immobilien Anlagen AG		433,072	4,492,443

CANADA	2.2%
OFFICE	1.2%
Brookfield Properties Corp.		212,192	7,246,357
RESIDENTIAL - APARTMENT	0.5%
Boardwalk Real Estate Investment Trust		171,000	3,334,050
SHOPPING CENTER	0.5%
Primaris Retail REIT		192,000	3,006,961
TOTAL CANADA			13,587,368

FINLAND	1.2%
DIVERSIFIED
Citycon Oyj		606,335	3,019,974
Sponda Oyj		404,577	4,314,520
TOTAL FINLAND			7,334,494

FRANCE	6.1%
DIVERSIFIED	5.6%
Klepierre		52,398	6,533,994
Mercialys Promesse		172,615	4,413,770
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)		39,691	4,415,536
Unibail		109,904	19,844,878
			35,208,178

OFFICE	0.5%
Fonciere des Regions		22,825	$3,319,256
TOTAL FRANCE			38,527,434

GERMANY	4.5%
APARTMENT	1.2%
Deutsche Wohnen AG		23,827	7,594,056
DIVERSIFIED	3.3%
Deutsche Euroshop AG		44,661	3,152,089
IVG Immobilien AG		319,930	9,619,011
Patrizia Immobilien AG		281,000	7,951,368
			20,722,468
TOTAL GERMANY			28,316,524

HONG KONG	20.8%
DIVERSIFIED	16.4%
Cheung Kong Holdings Ltd.		2,727,800	28,880,582
Great Eagle Holdings Ltd.		3,556,000	12,419,866
Henderson Land Development Company Ltd.		3,326,000	18,432,174
Hysan Development Company Ltd.		4,757,500	13,550,550
Sun Hung Kai Properties Ltd.		2,365,100	24,004,127
Wharf Holdings Ltd.		1,679,500	6,168,942
			103,456,241

OFFICE	2.8%
Hongkong Land Holdings Ltd. (USD)		4,792,483	17,828,037
REAL ESTATE OPERATIONS/DEVELOPMENT	0.5%
Hang Lung Properties Ltd.		1,749,959	3,337,916
SHOPPING CENTER	1.1%
Link REIT		3,115,000	6,744,553
TOTAL HONG KONG			131,366,747

JAPAN	19.2%
APARTMENT	0.3%
Leopalace21 Corp.		51,000	1,915,208
DIVERSIFIED	16.9%
Mitsubishi Estate Co., Ltd.		1,713,500	40,617,375
Mitsui Fudosan Co., Ltd.		1,254,000	28,819,626
NTT Urban Development Corp.		1,539	13,337,128
Sumitomo Realty & Development Co., Ltd.		526,000	14,568,904
TOC Co. Ltd.		750,000	4,702,634
Tokyo Tatemono Co., Ltd.		409,000	4,461,818
			106,507,485

OFFICE	1.2%
Japan Prime Realty Investment Corp.		789	2,406,551
Japan Real Estate Investment Corp.		293	2,539,167
ORIX JREIT		400	2,708,581
			7,654,299

SHOPPING CENTER	0.8%
Japan Retail Fund Investment Corp.		660	5,158,879
TOTAL JAPAN			121,235,871

NETHERLANDS	7.2%
DIVERSIFIED	3.4%
Corio NV		219,632	$14,173,069
Eurocommercial Properties NV		71,147	2,763,333
Wereldhave NV		37,819	4,253,111
			21,189,513

INVESTMENT COMPANY	0.2%
Eurocastle Investment Ltd.		39,454	1,584,978
OFFICE	0.5%
VastNed Offices/Industrial NV		96,142	3,310,039
SHOPPING CENTER	3.1%
Rodamco Europe NV		146,066	14,665,279
VastNed Retail NV		60,525	4,855,584
			19,520,863
TOTAL NETHERLANDS			45,605,393

SINGAPORE	2.7%
DIVERSIFIED	2.0%
CapitaLand Ltd.		1,625,900	4,870,103
City Development Ltd.		368,900	2,465,650
Singapore Land Ltd.		1,265,000	5,440,944
			12,776,697

INDUSTRIAL	0.7%
Ascendas REIT		3,408,900	4,577,970
TOTAL SINGAPORE			17,354,667

SPAIN	1.0%
DIVERSIFIED
Inmobiliaria Urbis SA		279,037	6,543,219

SWEDEN	2.4%
DIVERSIFIED
Castellum AB		71,828	3,038,753
Fabege AB		442,082	9,308,782
Kungsleden AB		77,328	2,938,831
TOTAL SWEDEN			15,286,366

SWITZERLAND	1.0%
DIVERSIFIED
PSP Swiss Property AG		128,610	6,402,630
UNITED KINGDOM	15.8%
DIVERSIFIED	8.4%
British Land Co., PLC		415,506	8,958,776
Development Securities PLC		523,933	5,416,170
Great Portland Estates PLC		895,753	7,625,774
Hammerson PLC		622,543	13,411,910
Helical Bar PLC		838,353	5,753,387
Mapeley UK Co., Ltd.		57,279	3,486,063
Quintain Estates & Development PLC		697,907	8,245,292
			52,897,372

INDUSTRIAL	2.0%
Slough Estates PLC		1,101,566	$12,765,445
INVESTMENT COMPANY	0.4%
Atlas Estates Ltd.		153,471	921,243
Dawnay Day Treveria PLC		860,272	1,313,575
			2,234,818
OFFICE	3.3%
Land Securities Group PLC		626,566	20,988,115
SHOPPING CENTER	1.7%
Liberty International PLC		532,013	10,879,233
TOTAL UNITED KINGDOM			99,764,983

UNITED STATES	0.4%
HOTEL
Starwood Hotels & Resorts Worldwide		39,600	2,682,108
TOTAL COMMON STOCK (Identified cost—$532,969,660)			617,938,704
RIGHTS	0.0%
FINLAND
Citycon Oyj (Identified cost—$0)		606,335	193,837

		Principal Amount

COMMERCIAL PAPER	0.2%
New Center Asset Trust, 3.69%, due 04/03/06 (Identified cost—$1,532,686)		$1,533,000	1,532,686

TOTAL INVESTMENTS (Identified cost—$534,502,346)	98.0%		619,665,227

OTHER ASSETS IN EXCESS OF LIABILITIES	2.0%		12,380,946

NET ASSETS	100.0%		$632,046,173

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/	Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/ Jay J. Chen
		Name: Adam M. Derechin	Name: Jay J. Chen
		Title: President and principal	Title: Treasurer and principal
		executive officer		financial officer

Date: May 26, 2006